ABSOLUTE CAPITAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
1
Absolute Funds
Shares Security Description Value
Common Stock - 84.9%
Communication Services - 14.4%
18,903 Alphabet, Inc., Class A
(a)(b)
$ 2,262,689
9,395 Alphabet, Inc., Class C
(a)(b)
1,136,513
5,646 Charter Communications, Inc., Class A
(a)(c)
2,074,171
3,942 Liberty Media Corp.-Liberty SiriusXM
(a)
129,337
17,396 Meta Platforms, Inc., Class A
(a)(b)(c)(d)
4,992,304
5,796 Motorola Solutions, Inc. 1,699,851
35,556 Warner Bros Discovery, Inc.
(a)
445,872
12,740,737
Consumer Discretionary - 22.6%
2,632 Alibaba Group Holding, Ltd., ADR
(a)
219,377
21,474 Amazon.com, Inc.
(a)(b)(d)
2,799,351
26,189 CarMax, Inc.
(a)(b)
2,192,019
1,000 Carvana Co.
(a)
25,920
13,754 Dollar Tree, Inc.
(a)
1,973,699
9,973 Fisker, Inc.
(a)
56,248
84,318 General Motors Co.
(b)
3,251,302
45,054 Gildan Activewear, Inc. 1,452,541
13,864 Hasbro, Inc. 897,971
23,077 Las Vegas Sands Corp.
(a)
1,338,466
6,995 Lowe's Cos., Inc. 1,578,772
18,424 MGM Resorts International 809,182
21,791 PACCAR, Inc. 1,822,817
15,134 Paramount Global, Class B 240,782
3,667 Spark Networks SE, ADR
(a)
1,156
14,596 The Walt Disney Co.
(a)(b)(c)
1,303,131
940 Wayfair, Inc., Class A
(a)
61,109
20,023,843
Consumer Staples - 4.0%
6,392 Diageo PLC, ADR 1,108,884
25,164 Philip Morris International, Inc.
(c)(d)
2,456,510
3,565,394
Energy - 3.1%
9,699 EOG Resources, Inc. 1,109,954
14,363 Occidental Petroleum Corp.
(d)
844,544
3,915 Pioneer Natural Resources Co. 811,110
2,765,608
Financials - 17.3%
9,630 American Express Co.
(b)
1,677,546
2,815 Aon PLC, Class A 971,738
24,346 Bank of America Corp.
(d)
698,487
7,143 Berkshire Hathaway, Inc., Class B
(a)(b)
2,435,763
12,282 Blackstone, Inc., Class A
(b)
1,141,857
14,664 Intercontinental Exchange, Inc. 1,658,205
12,404 JPMorgan Chase & Co. 1,804,038
3,572 PayPal Holdings, Inc.
(a)
238,360
40,543 The Charles Schwab Corp.
(d)
2,297,977
10,167 Visa, Inc., Class A 2,414,459
15,338,430
Health Care - 3.2%
9,958 Becton Dickinson & Co. 2,629,011
3,290 CVS Health Corp.
(d)
227,438
2,856,449
Industrials - 4.4%
43,889 Hayward Holdings, Inc.
(a)
563,974
16,677 Jacobs Solutions, Inc. 1,982,728
7,960 Keysight Technologies, Inc.
(a)
1,332,902
3,879,604
Information Technology - 14.3%
6,472 Activision Blizzard, Inc.
(c)
545,589
11,407 Analog Devices, Inc. 2,222,198
22,380 Apple, Inc.
(b)
4,341,049
5,845 Arista Networks, Inc.
(a)
947,241
5,820 Autodesk, Inc.
(a)
1,190,830

ABSOLUTE CAPITAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
2
Absolute Funds
Shares Security Description Value
Information Technology - 14.3% (continued)
8,584 Salesforce, Inc.
(a)
$ 1,813,456
9,245 Splunk, Inc.
(a)
980,802
4,315 Spotify Technology SA
(a)
692,773
12,733,938
Materials - 1.6%
9,499 PPG Industries, Inc. 1,408,702
Total Common Stock (Cost $58,487,986) 75,312,705
Shares Security Description Value
Money Market Funds - 23.2%
267,990 Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 4.18%
(e)
267,990
20,352,842 First American Treasury Obligations Fund, Class X, 5.04%
(e)
20,352,842
Total Money Market Funds (Cost $20,620,832) 20,620,832
Contracts Security Description Strike Price Exp. Date
Notional Contract
Value Value
Purchased Options - 3.1%
Call Options Purchased - 1.5%
19 Alibaba Group Holding, Ltd. $ 180.00 01/24 $ 342,000 779
22 Live Nation Entertainment, Inc. 60.00 01/24 132,000 74,580
132 Philip Morris International, Inc. 95.00 09/23 1,254,000 71,016
1,366 SPDR S&P 500 ETF Trust 460.00 10/23 62,836,000 626,311
456 SPDR S&P 500 ETF Trust 450.00 10/23 20,520,000 415,872
443 The Charles Schwab Corp. 55.00 07/23 2,436,500 137,330
Total Call Options Purchased (Premiums Paid $957,776) 1,325,888
Put Options Purchased - 1.6%
1,639 SPDR S&P 500 ETF Trust 425.00 10/23 72,653,592 836,710
546 SPDR S&P 500 ETF Trust 395.00 10/23 24,203,088 121,485
2,186 SPDR S&P 500 ETF Trust 380.00 10/23 96,901,008 334,458
1,457 SPDR S&P 500 ETF Trust 360.00 10/23 64,585,896 142,057
Total Put Options Purchased (Premiums Paid $3,486,267) 1,434,710
Total Purchased Options (Premiums Paid $4,444,043) 2,760,598
Investments, at value - 111.2% (Cost $83,552,861) $ 98,694,135
Total Written Options - (11.5)% (Premiums Received $(8,394,745)) (10,163,761)
Other Assets & Liabilities, Net - 0.3% 227,109
Net Assets - 100.0% $ 88,757,483

ABSOLUTE CAPITAL OPPORTUNITIES FUND
SCHEDULE OF CALL AND PUT OPTIONS WRITTEN (Unaudited)
June 30, 2023
3
Absolute Funds
Contracts Security Description Strike Price Exp. Date
Notional Contract
Value Value
Written Options - (11.5)%
Call Options Written - (10.7)%
(49) Activision Blizzard, Inc. $ 95.00 01/24 $ 413,070 $ (7,987)
(8) Charter Communications, Inc. 370.00 01/24 293,896 (32,000)
(22) Live Nation Entertainment, Inc. 90.00 01/24 200,442 (21,560)
(94) Meta Platforms, Inc. 200.00 09/23 2,697,612 (847,880)
(132) Philip Morris International, Inc. 105.00 09/23 1,288,584 (8,712)
(1,457) SPDR S&P 500 ETF Trust 400.00 01/24 64,585,896 (8,450,600)
(98) The Walt Disney Co. 90.00 01/24 874,944 (80,360)
Total Call Options Written (Premiums Received $(6,385,872)) (9,449,099)
Put Options Written - (0.8)%
(14) Amazon.com, Inc. 85.00 01/24 119,000 (1,274)
(61) Bank of America Corp. 30.00 01/24 183,000 (15,555)
(37) Bristol-Myers Squibb Co. 75.00 01/24 277,500 (42,180)
(40) Capri Holdings, Ltd. 47.50 08/23 190,000 (46,000)
(55) CVS Health Corp. 90.00 01/24 495,000 (116,050)
(28) Meta Platforms, Inc. 95.00 01/24 266,000 (504)
(59) Occidental Petroleum Corp. 45.00 01/24 265,500 (5,310)
(36) Philip Morris International, Inc. 85.00 06/24 306,000 (10,620)
(3,639) SPDR S&P 500 ETF Trust 370.00 10/23 134,643,000 (440,319)
(184) The Charles Schwab Corp. 35.00 01/25 644,000 (29,440)
(78) Wells Fargo & Co. 40.00 09/23 312,000 (7,410)
Total Put Options Written (Premiums Received $(2,008,873)) (714,662)
Total Written Options - (11.5)% (Premiums Received $(8,394,745)) $ (10,163,761)

ABSOLUTE CAPITAL OPPORTUNITIES FUND
NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN (Unaudited)
June 30, 2023
4
Absolute Funds
The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of June 30, 2023.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the
Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
* Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as written options, which are reported at their market value at period end.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS
WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION
ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.
ADR American Depositary Receipt
ETF Exchange Traded Fund
PLC Public Limited Company
(a) Non-income producing security.
(b) All or a portion of this security is held as collateral for written options.
(c) Subject to call option written by the Fund.
(d) Subject to put option written by the Fund.
(e) Dividend yield changes daily to reflect current market conditions.
Rate was the quoted yield as of June 30, 2023.
Level 1 Level 2 Level 3 Total
Assets
Investments at Value
Common Stock
Communication Services $ 12,740,737 $ – $ – $ 12,740,737
Consumer Discretionary 20,023,843 – – 20,023,843
Consumer Staples 3,565,394 – – 3,565,394
Energy 2,765,608 – – 2,765,608
Financials 15,338,430 – – 15,338,430
Health Care 2,856,449 – – 2,856,449
Industrials 3,879,604 – – 3,879,604
Information Technology 12,733,938 – – 12,733,938
Materials 1,408,702 – – 1,408,702
Money Market Funds – 20,620,832 – 20,620,832
Purchased Options 699,577 2,061,021 – 2,760,598
Investments at Value $ 76,012,282 $ 22,681,853 $ – $ 98,694,135
Total Assets $ 76,012,282 $ 22,681,853 $ – $ 98,694,135
Liabilities
Other Financial Instruments*
Written Options (9,678,340) (485,421) – (10,163,761)
Total Liabilities $ (9,678,340) $ (485,421) $ – $ (10,163,761)